March 28, 2007


Securities & Exchange Commission


Gentlemen:

The following submission is for the year end 10K dated December 31, 2006 for TRI CITY BANKSHARES Corporation.

Sincerely,

TRI CITY BANKSHARES CORPORATION


/S/Thomas W. Vierthaler
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Thomas W. Vierthaler
Vice President & Comptroller